Trade and Other Payables (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued liabilities and other payables [Abstract]
Trade payables	$ 15,365	$ 12,855
Accrued expenses	31,975	12,478
Tax payable	7,676	7,887
Other payable	1,060	336
Professional fees payable	880	553
Deferred lease revenue	1,933	2,253
Total	$ 58,889	$ 36,362